Summary of Significant Accounting Policies - Summary Of Disaggregation Of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 3,205,914	$ 503,078	¥ 3,027,948	¥ 1,510,965
Management fee income
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	2,745		109,828	142,683
Technical service income
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	243,542		194,130	51,705
Other revenues
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	132,160		28,670	8,401
Insurance Brokerage Income [Member]
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	2,827,467		2,695,320	1,308,176
Short-term insurance brokerage income | Insurance Brokerage Income [Member]
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	2,037,677		2,045,191	1,134,984
Long-term insurance brokerage income | Insurance Brokerage Income [Member]
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 789,790		¥ 650,129	¥ 173,192